Derivatives	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Derivatives
20 Derivatives

				Derivative assets					Derivative liabilities

		Insurance related					Insurance related			2023

	Insurance contracts		Invest- ment contracts with DPF			Insurance contracts		Invest- ment contracts with DPF

Derivatives	Direct Part.	Without direct part.	Direct Part.	Non- Insurance related	Total	Direct Part.	Without direct part.	Direct Part.	Non-Insur- ance related	Total

FVPL - mandatorily

Derivatives not designated in a hedge	35	1,171	25	7	1,238	296	823	300	47	1,466

Derivatives designated as fair value hedges	-	4	-	1	4	-	4	-	-	4

Derivatives designated as cash flow hedges	-	147	-	-	147	-	961	-	-	961

Derivatives designated as net foreign investment hedges	-	-	-	39	39	-	-	-	48	48

Total	35	1,322	25	46	1,429	296	1,788	300	96	2,479

Segregated by:

Derivatives where Aegon bears the risk for financial performance	-	1,322	-	40	1,361	-	1,788	-	90	1,878

Derivatives where the policyholder bears the risk for financial performance	35	-	25	7	67	296	-	300	5	601

				Derivative assets					Derivative liabilities

		Insurance related					Insurance related			2022

	Insurance contracts		Invest- ment contracts with DPF			Insurance contracts		Invest- ment contracts with DPF

Derivatives	Direct Part.	Without direct part.	Direct Part.	Non- Insurance related	Total	Direct Part.	Without direct part.	Direct Part.	Non-Insur- ance related	Total

FVPL - mandatorily

Derivatives not designated in a hedge	29	2,392	20	5	2,445	344	3,182	366	65	3,958

Derivatives designated as fair value hedges	-	3	-	-	4	-	4	-	-	4

Derivatives designated as cash flow hedges	-	204	-	-	204	-	1,108	-	-	1,108

Derivatives designated as net foreign investment hedges	-	-	-	118	118	-	-	-	104	104

Total	29	2,599	20	123	2,771	344	4,295	366	170	5,175

Segregated by:

Derivatives where Aegon bears the risk for financial performance	-	2,599	-	119	2,718	-	4,295	-	165	4,459

Derivatives where the policyholder bears the risk for financial performance	29	-	20	5	53	344	-	366	5	715
Where Aegon hedges minimum guarantees embedded in VFA products, the change in the fulfillment cash flows relating to the hedged position is recognized in income rather than being booked to the Contractual Service Margin. In 2023, the amount booked to income was EUR 1,481 million (2022: EUR 3,341 million).
The decrease in derivatives assets and derivative liabilities is mainly the result of increasing interest rates in 2023.
The derivatives are measured at fair value through profit or loss in accordance with IFRS 9. For more details on fair value measurement of derivatives see note 38 Fair value.
Use of derivatives
Derivatives not designated in a hedge

	Derivative asset		Derivative liability

Derivatives not designated in a hedge – where Aegon bears the risk	2023	2022	2023	2022

Derivatives held as an economic hedge	1,171	2,392	812	3,197

Bifurcated embedded derivatives	-	-	53	46

Total	1,171	2,392	865	3,242
Aegon utilizes derivative instruments as a part of its asset liability risk management practices. The derivatives held for risk management purposes are classified as economic hedges to the extent that they do not qualify for hedge accounting, or that Aegon has elected not to apply hedge accounting. The economic hedges of certain exposures relate to an existing asset, liability or future reinvestment risk. In all cases, these are in accordance with internal risk guidelines and are closely monitored for continuing compliance.
Bifurcated embedded derivatives that are not closely related to the host contracts have been bifurcated and recorded at fair value in the consolidated statement of financial position. These bifurcated embedded derivatives are embedded in various institutional products.
Credit Default Swaps
Aegon has entered into free-standing credit derivative transactions. The positions outstanding at the end of the year were:

	2023		2022

Credit derivative disclosure by quality	Notional	Fair value	Notional	Fair value

AAA	3	-	5	-

AA	97	1	177	2

A	1,021	16	964	9

BBB	2,746	52	3,446	18

BB	119	1	144	(1)

B or lower	57	-	86	-

Total	4,043	71	4,820	28
The use of credit default swaps (CDS) is to create synthetic bonds. Aegon US uses credit default swaps to replicate or synthesize bonds, this is done via Replication (Synthetic Asset) Transactions (RSAT).
This is an insurance industry concept which allows insurance companies to use a derivative in conjunction with a cash investment to reproduce the investment characteristics of an otherwise permissible investment. There are three main types of RSAT transactions:

∎	single asset replications

∎	RSATs involving indices

∎	RSATs involving baskets of assets
In each case the approach allows Aegon US to access credit risk in derivative form by using credit default swaps in conjunction with cash or sovereign bonds to replicate (synthetically create) corporate bonds.
The table above provides a breakdown in credit quality of these credit derivatives.
Derivatives designated as fair value hedges
Aegon’s fair value hedges include interest rate swaps, swaptions, equity and fixed income total return swaps, equity options, equity futures, bond futures and variance swaps that are used to protect against changes in the fair value of interest rate and equity sensitive instruments or liabilities. Gains and losses on derivatives designated under fair value hedge accounting are recognized in the income statement. The effective portion of the fair value change on the hedged item is also recognized in the income statement. As a result, only the net accounting ineffectiveness has an impact on the net result.
Aegon has entered into interest rate swap agreements that effectively convert certain fixed-rate assets and liabilities to a floating-rate basis. These hedges are used for portfolio management to better match assets to liabilities or to protect the value of the hedged item from interest rate movements. These agreements involve the payment or receipt of fixed-rate interest amounts in exchange for floating-rate interest amounts over the life of the agreement without the exchange of the underlying principal amounts. Some of the arrangements use forward starting swaps to better match the duration of assets and liabilities.
Aegon has entered into cross-currency interest rate swap agreements that effectively convert certain foreign currency fixed-rate and floating-rate assets and liabilities to US dollar floating-rate assets and liabilities. These agreements involve the exchange of the underlying principal amounts.
Derivatives designated as cash flow hedges
Aegon has entered primarily into interest rate swap agreements that effectively convert certain variable-rate assets and liabilities to a fixed-rate basis in order to match the cash flows of the assets and liabilities within Aegon’s portfolio more closely. These agreements involve the payment or receipt of variable-rate interest amounts in exchange for fixed-rate interest amounts over the life of the agreement without the exchange of the underlying principal amounts. Aegon hedges its exposure to the variability of future cash flows from the interest rate movements for terms up to 21 years for hedges converting existing floating-rate assets and liabilities to fixed-rate assets.
Aegon uses forward starting interest rate swap agreements to hedge the variability in future cash flows associated with the forecasted purchase of fixed-income assets. These agreements reduce the impact of future interest rate changes on the forecasted transaction. Fair value adjustments for these interest rate swaps are deferred and recorded in equity until the occurrence of the forecasted transaction at which time the interest rate swaps will be terminated. The accumulated gain or loss in equity will be amortized into investment income as the acquired asset affects income. Aegon hedges its exposure to the variability of future cash flows from interest rate movements for terms up to 20 years. The cash flows from these hedging instruments are expected to affect the profit and loss for approximately the next 39 years. For the year ended December 31, 2023, the contracts for which cash flow hedge accounting was terminated resulted in deferred gains of EUR 75 million (2022: EUR 12 million) that are recognized directly in equity to be reclassified into net result during the period when the cash flows occur of the underlying hedged items. During the year ended December 31, 2023, none of Aegon’s active cash flow hedges were discontinued as it was highly probable that the original forecasted transactions would occur by the end of the originally specified time period documented at the inception of the hedging relationship. All reported discontinued cash flow hedges are a product of completed forecasted transactions at which point the hedges were unwound.
Aegon projects investment needs many years into the future in order to support the insurance liabilities and pay all contractual obligations arising from the policies in force today.
In addition, Aegon also makes use of cross currency swaps to convert variable or fixed foreign currency cash flows into fixed cash flows in local currencies. The cash flows from these hedging instruments are expected to occur over the next 33 years. These agreements involve the exchange of the underlying principal amounts.

Hedge ineffectiveness and reclassification of gains (losses)	2023	2022

Hedge ineffectiveness on cash flow hedges	3	(3)

Gains (losses) reclassified from equity into the income statement	20	(102)

Expected deferred gain (loss) to be reclassified from equity into net result during the next 12 months	114	116
The periods when the cash flows are expected to occur are as follows:

	< 1yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total 2023

Cash inflows	282	253	260	286	341	7,509	8,930

Cash outflows	560	224	244	266	271	12,248	13,813

Net cash flows	(277)	28	16	19	70	(4,740)	(4,883)

	< 1yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total 2022

Cash inflows	1,552	1,295	1,060	964	933	10,039	15,843

Cash outflows	1,937	1,285	1,037	962	934	17,914	24,068

Net cash flows	(385)	10	23	3	(2)	(7,875)	(8,225)
Effect of uncertainty of IBOR reform on derivatives designated as fair value and cash flows hedges
The future of IBORs (Interbank Offered Rates) such as EURIBOR, EONIA and LIBOR has been a major topic on the global agenda since the G20 asked the Financial Stability Board (FSB) to undertake a fundamental review of leading interest rate benchmarks in 2013. The FSB proposed new standards to reform interest rate benchmarks and the use of transaction-based input data instead of non-transactional/panel
input data. In the EU this is adopted in the new Benchmark Regulation (BMR) which stipulates that from January 2020 only BMR compliant benchmarks may be used within the EU.
In order to prepare for the IBOR transition all Aegon units have written transition plans containing among others project solutions and actions, timelines and ownership to ensure timely preparation and implementation. Actions as described in the transition plan have been implemented.
In July 2020, the discount rates of EUR cleared derivatives switched from EONIA to
€
STR which impacted the valuation of derivatives for which compensation was exchanged. All EUR Credit Support Annex (“CSA”) which have positions outstanding have been amended from EONIA to
€
STR discounting. In the United States, the cleared market has switched discount rates from Fed Funds to Secured Overnight Funding Rate (“SOFR”) in October 2020. The switch in discount rates is expected to lead to increased liquidity in the new risk free rates.
The majority of the fair value and cash flow hedges were directly exposed to changes in benchmark rates (predominantly EURIBOR and USD LIBOR). There are no plans for the discontinuation of EURIBOR and appropriate fallback language was implemented via the International Swaps and Derivatives (“ISDA”) fallback protocol and rulebook changes by the clearing houses. The relevant USD LIBOR benchmark rates were available for existing contracts until mid-2023
and these derivatives were actively transitioned to SOFR before the 2023 deadline or via the ISDA fallback protocol.

Net foreign investment hedges
Aegon funds its investments in insurance subsidiaries with a mixture of debt and equity. Aegon aims to denominate debt funding in the same currency as the functional currency of the investment. Investments outside the Eurozone, the United States and the United Kingdom are funded in euros. When the debt funding of investments is not in the functional currency of the investment, Aegon uses derivatives to swap the currency exposure of the debt instrument to the appropriate functional currency. This policy will ensure that total capital will reflect currency movements without distorting debt to shareholders’ equity ratios. Aegon utilizes various financial instruments as designated hedging instruments of its foreign investments. These instruments include long-term and short-term borrowings, short-term debts to credit institutions, cross currency swap contracts and forward foreign exchange contracts.
Terms and conditions of hedging instruments
The following table sets out the maturity profile and average price/rate of the hedging instruments used in Aegon’s hedging strategies:

					2023

					Maturity

	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years

Fair value hedges

Interest rate contracts

Notional	-	-	-	88	21

Foreign exchange contracts

Notional	-	-	-	-	8

Cash flow hedges

Interest rate contracts

Notional	-	-	-	-	5,540

Average fixed interest rate	-	-	-	-	2.83%

Foreign exchange contracts

Notional	-	-	-	121	835

Average exchange rate EUR/USD	-	-	-	1.16	1.13

Average exchange rate EUR/GBP	-	-	-	-	-

Average exchange rate USD/EUR	-	-	-	0.87	0.88

Average exchange rate USD/GBP	-	-	-	0.74	0.76

Average exchange rate GBP/EUR	-	-	-	1.35	1.32

Average exchange rate GBP/USD	-	-	-	-	-

Net investment hedges

Foreign exchange - FX forward

Notional	(8)	(1)	-	-	-

Average exchange rate EUR/USD	0.91	0.91	-	-	-

Average exchange rate EUR/GBP	1.15	-	-	-	-

					2022

					Maturity

	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years

Fair value hedges

Interest rate contracts

Notional	-	-	-	87	26

Foreign exchange contracts

Notional	-	-	-	-	8

Cash flow hedges

Interest rate contracts

Notional	-	-	-	-	6,738

Average fixed interest rate	-	-	-	-	2.90%

Foreign exchange contracts

Notional	-	-	-	88	788

Average exchange rate EUR/USD	-	-	-	1.18	1.14

Average exchange rate EUR/GBP	-	-	-	-	-

Average exchange rate USD/EUR	-	-	-	0.85	0.88

Average exchange rate USD/GBP	-	-	-	0.75	0.75

Average exchange rate GBP/EUR	-	-	-	-	-

Average exchange rate GBP/USD	-	-	-	1.34	1.34

Net investment hedges

Foreign exchange - FX forward

Notional	(4)	23	(5)	-	-

Average exchange rate EUR/USD	0.94	0.94	0.94	-	-

Average exchange rate EUR/GBP	1.13	1.13	1.13	-	-
Impacts of hedge accounting in the statement of financial position, statement of comprehensive income and statement of changes in equity
The following table contains details of the hedging instruments used in Aegon’s hedging strategies that are booked under line item “Derivatives” in the consolidated statement of financial position:

				2023

	Carrying amounts

	Notional	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness

Fair value hedges

Interest rate contracts	109	1	4	-

Foreign exchange contracts	8	4	-	1

Cash flow hedges

Interest rate contracts	5,540	42	950	106

Foreign exchange contracts	956	105	11	(44)

Net investment hedges

Foreign exchange - FX forward	(9)	39	48	-

				2022

	Carrying amounts

	Notional	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness

Fair value hedges

Interest rate contracts	113	-	4	(3)

Foreign exchange contracts	8	3	-	-

Cash flow hedges

Interest rate contracts	6,738	55	1,102	(383)

Foreign exchange contracts	876	149	6	116

Net investment hedges

Foreign exchange - FX forward	14	118	104	-
The following table contains details of the hedged exposures covered by Aegon’s hedging strategies that are booked under line item “Derivatives” in the consolidated statement of financial position:

								2023

	Carrying amounts		Accumulated amount of fair value adjustments on the hedged item				Cash flow hedge / currency translation reserve

	Assets	Liabilities	Assets	Liabilities	Balance sheet line item	Change in fair value of hedged item for ineffec- tiveness assessment	Continuing hedges	Discontinued hedges

Fair value hedges

Corporate Debt Hedge Program	-	67	-	(13)	Trust pass-through securities	3	n.a.	n.a.

Offshore Liability Hedge Program	-	12	-	2	Investment contracts without discretionary participating features	-	n.a.	n.a.

Synthetic Asset Fair value hedges	34	-	4	-	Investments	1	n.a.	n.a.

Cash flow hedges

Synethetic Asset Cash flow hedges	2,672	-	-	-	Investments	11	87	-

Life & Health Liability Investment Risk Hedge Program	n.a.	n.a.	n.a.	n.a.	n.a.	5	(348)	232

Long Term Care (LTC) Liability Hedge Program	n.a.	n.a.	n.a.	n.a.	n.a.	1	(15)	1,085

IMD Payout Hedge	n.a.	n.a.	n.a.	n.a.	n.a.	-	-	29

TRS (Vivendi) Hedge	n.a.	n.a.	n.a.	n.a.	n.a.	-	-	3

Net investment hedges

Investments in foreign operations	n.a.	n.a.	n.a.	n.a.	n.a.	-	(324)	-

1	n.a. in above table should be read as “not applicable”.

								2022

	Carrying amounts		Accumulated amount of fair value adjustments on the hedged item				Cash flow hedge / currency translation reserve

	Assets	Liabilities	Assets	Liabilities	Balance sheet line item	Change in fair value of hedged item for ineffec- tiveness assessment	Continuing hedges	Discontinued hedges

Fair value hedges

Corporate Debt Hedge Program	-	72	-	(10)	Trust pass-through securities	15	n.a.	n.a.

Offshore Liability Hedge Program	-	12	-	2	Investment contracts without discretionary participating features	(3)	n.a.	n.a.

Synthetic Asset Fair value hedges	34	-	3	-	Investments	(8)	n.a.	n.a.

Cash flow hedges

Synethetic Asset Cash flow hedges	3,127	n.a.	n.a.	n.a.	Investments	(1,667)	82

Life & Health Liability Investment

Risk Hedge Program	n.a.	n.a.	n.a.	n.a.	n.a.	(586)	(365)	393

Long Term Care (LTC) Liability

Hedge Program	n.a.	n.a.	n.a.	n.a.	n.a.	(129)	(17)	1,177

IMD Payout Hedge	n.a.	n.a.	n.a.	n.a.	n.a.	-	-	31

TRS (Vivendi) Hedge								4

Net investment hedges

Investments in foreign operations	n.a.	n.a.	n.a.	n.a.	n.a.	-	(371)	-

1	n.a. in above table should be read as “not applicable”.
Potential sources of hedge ineffectiveness
Macro hedge on mortgage portfolio in the Netherlands
Aegon held a portfolio of long-term fixed rate mortgages and therefore was exposed to changes in fair value due to movements in market interest rates. Aegon managed this risk exposure by entering into interest rate swaps.
Only the interest rate risk element was hedged and therefore other risks, such as credit risk, were managed but not hedged by Aegon. The interest risk component was determined as the change in fair value of the long-term fixed rate mortgages arising solely from changes in
3-month
LIBOR. Such changes were usually the largest component of the overall change in fair value. This strategy was designated as a fair value hedge and its effectiveness was assessed by comparing changes in the fair value of the loans attributable to changes in the benchmark rate of interest with changes in the fair value of the interest rate swaps.
∎	Differences between the expected and actual volume of prepayments, as Aegon hedged to the expected repayment date taking into account expected prepayments based on past experience;
∎	Difference in the discounting between the hedged item and the hedging instrument, as cash collateralized interest rate swaps were discounted using Overnight Indexed Swaps (OIS) discount curves, which were not applied to the fixed rate mortgages;
∎	Hedging derivatives with a non-zero fair value at the date of initial designation as a hedging instrument; and
∎	Counterparty credit risk which impacted the fair value of uncollateralized interest rate swaps but not the hedged items.
Aegon had not identified any other sources of hedge ineffectiveness in the period.
Aegon the Netherlands managed the interest rate risk arising from fixed rate mortgages by entering into interest rate swaps on a monthly basis. The exposure from this portfolio frequently changed due to new loans originated, contractual repayments and early prepayments made by customers in each period. As a result, Aegon the Netherlands adopted a dynamic hedging strategy to hedge the exposure profile by closing and entering into new swap arrangements at each month-end.
Aegon the Netherlands used the portfolio fair value hedge of interest rate risk to recognize fair value changes related to changes in interest rate risk in the mortgage portfolio, and therefore reduced the profit or loss volatility that would have otherwise arisen from changes in fair value of the interest rate swaps alone. This approach was applicable until the completion of the transaction with a.s.r. on July 4, 2023.

Corporate debt hedge
∎	If there is a mismatch between critical terms of hedging instruments and hedged items, changes in fair value may not be offset. The qualitative hedge effectiveness test assures all critical terms align.
∎	Counterparty default: If the counterparty fails to fulfill the contract, the hedge would not be highly effective. All derivatives in this program are collateralized or cleared, so impact from this credit risk will not dominate the hedge relationship.
Life & Health liability investment risk hedge
∎	Counterparty default: If the counterparty fails to fulfill the contract, the hedge would not be highly effective. All derivatives in this program are collateralized or cleared, so impact from this credit risk will not dominate the hedge relationship.
∎	Expected future transactions fail to occur as projected: the hedging instrument (i.e. FSS) terms are already known and easily valued. However, the hedged item consists of one or more forecasted asset purchases for which we are unable to project exactly the dates, coupon rates, and other underlying terms. Given these unknown variables in the hedged item, for the period in which the FSS remains in inventory and the forecasted transactions have not been completed, the hedged item portion of this relationship will be setup assuming identical dates and rates as outlined in the hedging instrument.
∎	When the forecasted transaction (i.e. bond purchase) is completed and the terms of the underlying hedged item are known, hedge ineffectiveness would possibly arise if the timing of the asset being purchased differs from the unwind date of the swaps designated as the hedging instrument, or the coupon rate of the asset being purchased differs from the coupon rate on the receive leg of the swap, or a combination of both.
Long Term Care (LTC) liability hedge
∎	The hedge ineffectiveness would possibly arise if the timing of the asset being purchased differs from the unwind date of the swaps designated as the hedging instrument, or the coupon rate of the asset being purchased differs from the coupon rate on the receive leg of the swap, or a combination of both.
Synthetic asset cash flow hedge
∎	Mismatch of critical terms: If critical terms do not match between the hedged item and the hedged instrument, hedge ineffectiveness can arise.
∎	Counterparty default: If the counterparty fails to fulfill the contract, the hedge would not be highly effective. All derivatives in this program are collateralized or cleared, so impact from this credit risk will not dominate the hedge relationship.
The following table contains information regarding the effectiveness of the hedging relationships designated by Aegon, as well as the impacts on profit or loss and other comprehensive income that are booked under line item “Results from financial transactions” (including the reclassified amount where applicable):

					2023

				Amounts reclassified from reserves to P&L as

	Gains / (loss) recognized in OCI	Hedge ineffective- ness recognized in P&L	P&L line item that includes hedge ineffectiveness	hedged cash flows will no longer occur	hedged item affected P&L

Fair value hedges

Interest rate contracts	n.a.	(3)	Results from financial transactions	n.a.	n.a.

Foreign exchange contracts	n.a.	-	Results from financial transactions	n.a.	n.a.

Cash flow hedges

Interest rate contracts	-	-	Results from financial transactions	-	-

Foreign exchange contracts	-	(2)	Results from financial transactions	-	-

Net investment hedges

Foreign exchange - FX forward	-	-	Results from financial transactions	-	-

1	n.a. in above table should be read as “not applicable”.

					2022

				Amounts reclassified from reserves to P&L as

	Gains / (loss) recognized in OCI	Hedge ineffectiveness recognized in P&L	P&L line item that includes hedge ineffectiveness	hedged cash flows will no longer occur	hedged item affected P&L

Fair value hedges

Interest rate contracts	n.a.	1	Results from financial transactions	n.a.	n.a.

Foreign exchange contracts	n.a.	(4)	Results from financial transactions	n.a.	n.a.

Cash flow hedges

Interest rate contracts	-	1	Results from financial transactions	-	-

Foreign exchange contracts	-	2	Results from financial transactions	-	-

Net investment hedges

Foreign exchange - FX forward	-	-	Results from financial transactions	-	-

1	n.a. in above table should be read as “not applicable”.
Aegon recognizes the separate line items: “Changes in cash flow hedging reserve” and “Movement in foreign currency translation and net foreign investment hedging reserves” in the statement of comprehensive income related to hedges of net positions gains and losses. Refer to note 25 Shareholders’ equity for more details on these items.
Financial instruments designated and measured at FVPL
The following table shows reconciliation of nominal amount and fair value of credit derivatives that have been used to manage the credit risk of financial instruments designated as FVPL:

		CDSs

Credit derivative disclosure by quality	Nominal amount	Fair value

On January 1, 2023	4,820	28

Increase/(Decrease) during the year	(778)	43

On December 31, 2023	4,043	71

		CDSs

Credit derivative disclosure by quality	Nominal amount	Fair value

On January 1, 2022	4,449	70

Increase/(Decrease) during the year	371	(42)

On December 31, 2022	4,820	28